INVENTORY (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Inventories [Abstract]
Crude oil and NGL	$ 127	$ 42
Materials, supplies and other	94	84
Total current inventories	$ 221	$ 126	$ 198